SHARE CAPITAL - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	7,929,119	7,366,252	7,275,744
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 11.59	$ 12.32	$ 13.19
Weighted average remaining contractual life of outstanding share options (Year)	6 years 9 months 29 days
Options Exercisable Number of Options | Share	5,203,315
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 12.91
Weighted Average Remaining Contractual Life Of Exercisable Share Options	5 years 10 months 24 days
5.01 - 10.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	3,715,562
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 8.31
Weighted average remaining contractual life of outstanding share options (Year)	7 years 2 months 1 day
Options Exercisable Number of Options | Share	1,575,397
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 8.6
Weighted Average Remaining Contractual Life Of Exercisable Share Options	4 years 9 months
5.01 - 10.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 5.01
5.01 - 10.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 10
10.01 - 15.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	2,886,075
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 12.81
Weighted average remaining contractual life of outstanding share options (Year)	6 years 9 months 3 days
Options Exercisable Number of Options | Share	2,375,636
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 13.01
Weighted Average Remaining Contractual Life Of Exercisable Share Options	6 years 7 months 2 days
10.01 - 15.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 10.01
10.01 - 15.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 15
15.01 - 20.00[Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	888,982
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 16.42
Weighted average remaining contractual life of outstanding share options (Year)	5 years 9 months 29 days
Options Exercisable Number of Options | Share	839,382
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 16.42
Weighted Average Remaining Contractual Life Of Exercisable Share Options	5 years 10 months 6 days
15.01 - 20.00[Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 15.01
15.01 - 20.00[Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 20
20.01 - 250.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding in share-based payment arrangement | Share	438,500
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share)	$ 21.61
Weighted average remaining contractual life of outstanding share options (Year)	6 years 4 months 9 days
Options Exercisable Number of Options | Share	412,900
Weighted average exercise price of share options exercisable in share-based payment arrangement (in dollars per share)	$ 21.6
Weighted Average Remaining Contractual Life Of Exercisable Share Options	6 years 4 months 9 days
20.01 - 250.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 20.01
20.01 - 250.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share)	$ 250